GOODWILL AND INTANGIBLE ASSETS (10K) - Summary of estimated annual amortization expense for amortizable intangible asset (Details 2) $ in Thousands	Jun. 30, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 175
2018	175
2019	159
2020	143
2021	79
Thereafter	67
Amortizable intangible assets, Net book value	$ 798